Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Weighted average shares outstanding - diluted
Net income (loss) per share – diluted
Successor
Weighted average shares outstanding - diluted	5,235,131	5,235,131
Net income (loss) per share – diluted	$ (1.72)	$ (1.01)